Revenue	12 Months Ended
Dec. 31, 2022
Revenue
Revenue

24.        Revenue

	2022	2021	2020
Gross amount from services provided	1,682,512	801,206	673,872
(-) Cancellation	(18,906)	(10,200)	(14,764)
(-) Discounts	(100,425)	(30,305)	(24,128)
(-) ProUni scholarships (i)	(201,436)	(109,217)	(98,289)
(-) Taxes and contributions on revenue	(44,399)	(20,337)	(17,512)
Net revenue	1,317,346	631,147	519,179

Timing of revenue recognition
Transferred over time	1,299,183	624,871	517,950
Transferred at a point in time (ii)	18,163	6,276	1,229
Net revenue	1,317,346	631,147	519,179
(i)	Scholarships granted by the federal government to students under the ProUni program as described in Note 2.5.s
(ii)	Revenue recognized at a point in time relates to revenue from student fees and certain education-related activities.

The Company`s revenues from contracts with customers are all provided in Brazil.

In the year ended December 31, 2022, the amounts billed to students for the portion to be transferred to the hub partner, in respect to the joint operation, is R$ 343,603 (2021 R$ 181,630 –2020 R$ 153,776). As of December 31, 2022, the balance payable to the hub partner is R$ 43,676 (December 31, 2021 - R$ 12,989, December 31, 2020 - R$ 21,881).